INTANGIBLE ASSETS (Intangible Assets Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance	$ 54,817
Ending Balance	50,217	$ 54,817
International Crude Tankers Segment [Member]
Impairment loss			$ (6,625)
Operating Segments [Member]
Beginning Balance	54,817	60,167	71,975
Amortization	(4,600)	(5,350)	(5,183)
Impairment loss			(6,625)
Ending Balance	50,217	54,817	60,167
Operating Segments [Member] | International Crude Tankers Segment [Member]
Beginning Balance			7,125
Amortization			(500)
Impairment loss			(6,625)
Operating Segments [Member] | U.S. Flag Segment [Member]
Beginning Balance	54,817	59,943	64,610
Amortization	(4,600)	(5,126)	(4,667)
Ending Balance	$ 50,217	54,817	59,943
Operating Segments [Member] | Other Segment [Member]
Beginning Balance		224	240
Amortization		$ (224)	(16)
Ending Balance			$ 224